THE ADVISORS' INNER CIRCLE FUND

                                  SYNOVUS FUNDS

                          SUPPLEMENT DATED MAY 20, 2002
               TO THE INSTITUTIONAL PROSPECTUS DATED MARCH 1, 2002


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE INSTITUTIONAL PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE INSTITUTIONAL PROSPECTUS.


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The following disclosure replaces the sentence under the caption "Average Annual
Total Retuns*" in the "Performance Information" section of the Georgia Municipal Bond Fund on page 12 of the Prospectus:

         This table compares the Fund's average annual total returns for the periods ended December 31, 2001 to those of the Lehman Brothers 7 Year Municipal Bond Index and the Lipper Other States Intermediate Municipal Debt Funds Classification.


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               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE








SNV-SU-001-0300

                                SEI Investments
                            One Freedom Valey Drive
                                 Oaks, PA 19456



                                                                    May 20, 2002
VIA EDGAR


Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Re:  The Advisors' Inner Circle Fund
     File Number  33-42484


Ladies and Gentlemen:

On behalf of the First Focus Funds, Inc., and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached please fund a supplement dated May 20, 2002 to the Synovus Funds Institutional Class Prospectus dated March 1, 2002.



                                                                ---------------
                                                               Laurie V. Brooks
                                                           SEI Legal Department